BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)		4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022 shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		Nov. 30, 2022 shares
Trading Activity, Gains and Losses, Net [Line Items]
Number of entities acquired		13
Proceeds from Parent | $	[1]			$ 0		$ 56,057,000
Distributions to Parent | $			$ 136,351,000 [1]			$ 133,800,000	$ 15,347,000	[1]
Percentage of useful life remaining to not qualify as sales-type lease				25.00%	25.00%
Management contract, initial term					1 year
Intangible assets residual value | $				$ 0	$ 0
Number of reportable segments					1
Common shares, shares outstanding (in shares)				53,688,462	53,688,462	1,010,000			53,688,462
Common shares, shares issued (in shares)				53,688,462	53,688,462	1,010,000	1,010,000
Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Common shares, shares outstanding (in shares)		1,010,000	1,010,000
Common shares, shares issued (in shares)		1,010,000	1,010,000
QCT
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to vessels				100.00%	100.00%
Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Management contract, short notice, term					30 days
Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Management contract, short notice, term					120 days
Favorable Contract Intangible Assets | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period					2 years
Favorable Contract Intangible Assets | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period					5 years
Unfavorable Contract Intangible Assets | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period					5 years
Unfavorable Contract Intangible Assets | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period					12 years
Customer Relationships | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage				0.30%	0.30%
Customer Relationships | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period					2 years
Assembled Workforce | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage				0.40%	0.40%
Assembled Workforce | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period					5 years
Single Combined Asset Of Vessels And Favorable/Unfavorable Charter Agreements | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage				99.00%	99.00%
Deferred drydocking expenditure
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking					5 years

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.